Stock-based compensation (Details 8) (Deferred Share Unit)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Deferred Share Unit
Summary of Deferred Share Unit Plan
Number of option, outstanding, January 1, 2011	388,346	345,843
Number of PSUs\DSUs, granted	67,306	37,802
Transferred from RSUs		18,756
Number of DSUs units, in lieu of dividends	7,732	6,226
Number of DSUs redeemed	(67,078)	(20,281)
Number of option, outstanding at December 31, 2011	396,306	388,346